Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Line Items]
Exposure to currency risk

The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2021 and 2022 is as follows:

(In millions)	December 31, 2021
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,138	195	11,024	29	3	3	44,525
Deposits in banks	—	—	3,564	—	—	—	—
Trade accounts and notes receivable	3,708	221	568	—	—	—	—
Other accounts receivables	24	71	297	4	—	—	15,828
Other assets denominated in foreign currencies	—	176	167	6	—	—	6,481
Trade accounts and notes payable	(2,170)	(8,850)	(2,343)	—	—	—	(465,390)
Other accounts payable	(1,227)	(4,630)	(2,203)	(5)	(5)	—	(1,610,640)
Financial liabilities	(4,257)	—	(18,017)	—	—	—	—
	(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)

Cross currency interest rate swap contracts(*)	1,545	—	—	—	—	—	—
Net exposure	(1,239)	(12,817)	(6,943)	34	(2)	3	(2,009,196)

(In millions)	December 31, 2022
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,040	228	1,984	25	1	1	151,912
Deposits in banks	69	—	8,888	—	—	—	—
Trade accounts and notes receivable	1,725	103	703	—	—	—	—
Other accounts receivables	26	114	253	10	21	—	15,800
Other assets denominated in foreign currencies	30	191	82	7	—	—	11,353
Trade accounts and notes payable	(1,824)	(4,987)	(1,306)	—	—	—	(478,926)
Other accounts payable	(565)	(19,084)	(1,711)	(8)	(10)	—	(2,681,508)
Financial liabilities	(4,846)	—	(20,569)	—	—	—	—
	(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)

Cross currency interest rate swap contracts(*)	2,430	—	—	—	—	—	—
Net exposure	(1,915)	(23,435)	(11,676)	34	12	1	(2,981,369)

Average Exchange Rates Applied during Reporting Periods

Average exchange rates applied for the years ended December 31, 2020, 2021 and 2022 and the exchange rates at December 31, 2021 and 2022 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2020		2021	2022	December 31, 2021	December 31, 2022
USD	₩	1,180.46	1,144.10	1,291.15	1,185.50	1,267.30
JPY		11.05	10.42	9.85	10.30	9.53
CNY		170.90	177.36	191.60	186.26	181.44
TWD		40.07	40.99	43.36	42.84	41.27
EUR		1,345.71	1,353.25	1,357.29	1,342.34	1,351.20
PLN		302.95	296.51	289.78	292.11	288.70
VND		0.0508	0.0499	0.0551	0.0521	0.0537

26.
Financial Risk Management. Continued

Interest Rate Risk

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2021 and 2022 is as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Fixed rate instruments
Financial assets	₩	4,284,950	3,547,256
Financial liabilities		(5,237,711)	(6,025,365)
	₩	(952,761)	(2,478,109)
Variable rate instruments
Financial liabilities	₩	(7,426,095)	(8,966,045)

26.
Financial Risk Management. Continued

Managing interest rate benchmark reform and associated risks	As of December 31, 2022, the total amounts of unreformed contracts and those with appropriate fallback language are as follows, and the financial instruments that will be settled before June 30, 2023 are excluded:
26.
Financial Risk Management. Continued

(In millions of won)
	Total amount of unreformed contracts		Amount with appropriate fallback clause
Non-derivative financial liabilities
Borrowings	₩	2,346,617	2,002,334
Derivative assets
Cross currency interest rate swap contracts	₩	168,730	168,730

Maximum Exposure to Credit Risk of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Financial assets carried at amortized cost
Cash equivalents	₩	3,540,475	1,823,573
Deposits in banks		743,316	1,722,618
Trade accounts and notes receivable, net		4,574,789	2,358,914
Non-trade receivables		108,875	146,921
Accrued income		13,024	22,505
Deposits		45,620	26,586
Short-term loans		22,518	30,062
Long-term loans		19,939	58,806
Long-term non-trade receivables		2,376	—
Lease receivables		18,209	11,058
	₩	9,089,141	6,201,043
Financial assets at fair value through profit or loss
Convertible securities	₩	2,758	1,797
Derivatives		65,612	230,080
	₩	68,370	231,877
Financial assets effective for cash flow hedging
Derivatives	₩	905	—
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	—
	₩	9,158,464	6,432,920

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2022.

(In millions of won)			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	₩	13,542,664	14,674,463	4,329,345	1,266,247	3,135,925	5,591,303	351,643
Bonds		1,448,746	1,570,630	338,815	16,956	400,764	727,752	86,343
Trade accounts and notes payable		4,061,684	4,061,684	3,523,098	538,586	—	—	—
Other accounts payable		2,307,190	2,309,929	2,231,832	78,097	—	—	—
Other accounts payable (enterprise procurement cards(*)		935,739	935,739	935,739	—	—	—	—
Long-term other accounts payable		435,232	508,194	—	—	103,450	245,064	159,680
Security deposits received		146,788	191,735	—	2,262	8,463	181,010	—
Lease liabilities		72,788	77,803	26,733	16,995	18,552	10,743	4,780
Derivative financial liabilities
Derivatives	₩	47,408	29,418	(1,637)	10,741	3,024	17,290	—
	₩	22,998,239	24,359,595	11,383,925	1,929,884	3,670,178	6,773,162	602,446
(*) Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided.
Summary of Other Accounts Payable	Change in liabilities related to procurement cards for the year ended December 31, 2022 is as follows:

(In millions of won)
	January 1, 2022		Change (Cash flows from operation activities)	December 31, 2022
Other accounts payable (enterprise procurement cards)	₩	1,074,089	(138,350)	935,739

Summary of Capital Management

(In millions of won)
	December 31, 2021		December 31, 2022
Total liabilities	₩	23,392,014	24,366,792
Total equity		14,762,501	11,319,227
Cash and deposits in banks(*1)		4,284,902	3,547,256
Borrowings (including bonds)		12,663,806	14,991,410
Total liabilities to equity ratio		158%	215%
Net borrowings to equity ratio(*2)		57%	101%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2021 and 2022 are as follows:

(In millions of won)
	December 31, 2021			December 31, 2022
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	₩	3,541,597	(*)	1,824,649	(*)
Deposits in banks		743,316	(*)	1,722,618	(*)
Trade accounts and notes receivable		4,574,789	(*)	2,358,914	(*)
Non-trade receivables		108,875	(*)	146,921	(*)
Accrued income		13,024	(*)	22,505	(*)
Deposits		45,620	(*)	26,586	(*)
Short-term loans		22,518	(*)	30,062	(*)
Long-term loans		19,939	(*)	58,806	(*)
Long-term non-trade receivables		2,376	(*)	—	(*)
Lease receivables		18,209	(*)	11,058	(*)
Financial assets at fair value through profit or loss
Equity instruments	₩	48,805	48,805	96,064	96,064
Convertible securities		2,758	2,758	1,797	1,797
Derivatives		65,612	65,612	230,080	230,080
Financial assets effective for cash flow hedging
Derivatives	₩	905	905	—	—
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	48	—	—
Financial liabilities at fair value through profit or loss
Derivatives	₩	10,925	10,925	47,408	47,408
Convertible bonds		1,015,760	1,015,760	—	—
Financial liabilities effective for cash flow hedging
Derivatives		13,400	13,400	—	—
Financial liabilities carried at amortized cost
Borrowings	₩	10,052,245	10,064,068	13,542,664	13,521,494
Bonds		1,595,801	1,596,044	1,448,746	1,377,696
Trade accounts and notes payable		4,814,055	(*)	4,061,684	(*)
Other accounts payable		3,401,346	(*)	3,242,929	(*)
Long-term other accounts payable		496,083	(*)	435,232	(*)
Security deposits received		11,199	(*)	146,788	(*)
Lease liabilities		84,326	(*)	72,788	(*)

(*) Excluded from disclosures as the carrying amount approximates fair value.

26.
Financial Risk Management. Continued

Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2021 and 2022 are as follows:

(In millions of won)	December 31, 2021
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	48,805	48,805
Convertible securities		—	—	2,758	2,758
Derivatives		—	65,612	—	65,612
Financial assets effective for cash flow hedging
Derivatives	₩	—	905	—	905
Financial assets at fair value through other comprehensive income
Debt instruments	₩	48	—	—	48
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,925	—	10,925
Convertible bonds		1,015,760	—	—	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives	₩	—	13,400	—	13,400

(In millions of won)	December 31, 2022
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	96,064
Convertible securities		—	—	1,797	1,797
Derivatives		—	230,080	—	230,080
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	47,408

26.
Financial Risk Management. Continued
iii)
Valuation techniques and inputs for Assets and Liabilities measured by the fair value hierarchy Level 2 and Level 3

(In millions of won)	December 31, 2021
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	48,805	Discounted cash flow, etc.	Discount rate and estimated cash flow, etc.
Convertible securities		—	—	2,758	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	65,612	—	Discounted cash flow	Discount rate and exchange rate
Financial assets effective for cash flow hedging
Derivatives	₩	—	905	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	10,925	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities effective for cash flow hedging
Derivatives	₩	—	13,400	—	Discounted cash flow	Discount rate and exchange rate

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	₩	—	—	96,064	Discounted cash flow, etc.	Discount rate and estimated cash flow, etc.
Convertible securities		—	—	1,797	Blended discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		—	230,080	—	Discounted cash flow	Discount rate and exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	₩	—	47,408	—	Discounted cash flow	Discount rate and exchange rate

26.
Financial Risk Management. Continued

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value

Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)	December 31, 2021
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	10,064,068	Discounted cash flow	Discount rate
Bonds		—	—	1,596,044	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2022
Classification	Level 1		Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	₩	—	—	13,521,494	Discounted cash flow	Discount rate
Bonds		—	—	1,377,696	Discounted cash flow	Discount rate

v)
The interest rates applied for determination of the above fair value as of December 31, 2021 and 2022 are as follows:

	December 31, 2021	December 31, 2022
Borrowings, bonds and others	2.21~4.38%	5.11~6.68%

Changes in Financial Assets Classified as Level 3 of Fair Value Measurements
vi)
There is no substitution between Level 1, Level 2 and Level 3 for the years ended December 31, 2022, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2022 are as follows:

(In millions of won)
Classification	January 1, 2022		Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	Replacement	December 31, 2022
Equity securities	₩	48,805	27,261	(775)	6,248	2,720	11,805	96,064
Convertible securities		2,758	—	—	224	—	(1,185)	1,797

Net Gains and Losses by Category of Financial Instruments

The net gains and losses by category of financial instruments as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	2021
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩	88,888	—	—	—	—	88,888
Interest expense		—	(418,674)	—	(15,415)	—	(434,089)
Foreign currency differences		668,140	(848,072)	—	(70,249)	—	(250,181)
(Reversal of) Bad debt expense		(273)	—	—	—	—	(273)
Gain or loss on disposal		(4,877)	—	(1,242)	—	—	(6,119)
Gain or loss on valuation		—	(250)	5,808	(68,421)	—	(62,863)
Gain or loss on derivative		—	—	—	—	221,292	221,292
Others		—	—	—	(14)	—	(14)
	₩	751,878	(1,266,996)	4,566	(154,099)	221,292	(443,359)

(*) Other financial instruments exclude cash flow hedging derivatives.

26.
Financial Risk Management. Continued

(In millions of won)
	2022
	Financial assets at amortized cost		Financial liabilities at amortized cost	Financial assets at FVTPL	Financial liabilities at FVTPL	Other financial instruments (*)	Total
Interest income	₩	85,624	—	—	—	—	85,624
Interest expense		—	(403,415)	—	(11,106)	—	(414,521)
Foreign currency differences		1,061,416	(946,650)	—	(105,492)	—	9,274
(Reversal of) Bad debt expense		569	—	—	—	—	569
Gain or loss on disposal		(37,087)	—	171	(2,672)	—	(39,588)
Gain or loss on valuation		—	—	6,473	220,240	—	226,713
Gain or loss on derivative		—	—	—	—	177,130	177,130
Others		—	—	—	(43)	—	(43)
	₩	1,110,522	(1,350,065)	6,644	100,927	177,130	45,158

(*) Other financial instruments exclude cash flow hedging derivatives.

Currency risk [member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of Market Risk

A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2021 and 2022, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2021			December 31, 2022
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	₩	(74,214)	2,339	(114,317)	(23,215)
JPY (5 percent weakening)		(5,437)	(3,288)	(8,614)	(8,541)
CNY (5 percent weakening)		(64,732)	172	(105,926)	(5)
TWD (5 percent weakening)		70	5	68	3
EUR (5 percent weakening)		178	(858)	896	(281)
PLN (5 percent weakening)		29	29	11	11
VND (5 percent weakening)		(3,865)	(3,865)	(6,161)	(6,161)

Interest rate risk [Member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of variable rate instruments

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2021
Variable rate instruments(*)	₩	(40,931)	40,931	(40,931)	40,931

December 31, 2022
Variable rate instruments(*)	₩	(49,885)	49,885	(49,885)	49,885

(*) Financial instruments related to non-hedging interest rate swap are excluded from the calculation.